Assets and liabilities held for sale (Details) € in Billions, Ft in Billions			6 Months Ended	12 Months Ended
	Aug. 22, 2022 HUF (Ft)	Aug. 22, 2022 EUR (€)	Sep. 30, 2022 EUR (€) ₺ / €	Mar. 31, 2022	Sep. 30, 2022 Ft / €
Assets and liabilities held for sale
Exchange rate			18.16		423.0
Vodafone Hungary
Assets and liabilities held for sale
Proportion of ownership interest to be sold	100.00%	100.00%
Potential consideration received in sale of subsidiary	Ft 715	€ 1.8
Vodafone Hungary | If subsidiary is sold
Assets and liabilities held for sale
Foreign exchange translation differences transferred to the income statement			€ 0.3
Indus Towers
Assets and liabilities held for sale
Joint venture ownership interest			21.00%	21.00%